36. Equity (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
DisclosureEquityLineItems [Line Items]
Subscribed and fully paid share capital		$ 107,101
Shares par value		0
Shares held in treasury		2
Dividend payable to shareholders	$ 1,530	849
Debt amount base		60,000
Dividend Distribution Proposed		1,977
Dividend payable to non-controlling shareholders	1,558	858
Petrobras [member]
DisclosureEquityLineItems [Line Items]
Dividend payable to non-controlling shareholders	$ 28	$ 9
Common shares [member]
DisclosureEquityLineItems [Line Items]
Shares outstanding		7,442,454,142
Shares held in treasury		$ 222,760
Dividend Distribution Proposed		$ 1,128
Minimum mandatory dividend percentage	25.00%
Adjusted income, net of withholding income tax rate	15.00%
Preference shares [member]
DisclosureEquityLineItems [Line Items]
Shares outstanding		5,602,042,788
Shares held in treasury		$ 72,909
Dividend Distribution Proposed	$ 2,687	$ 849